LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Debentures (Details) - BRL (R$) R$ in Thousands	Feb. 08, 2022	Dec. 31, 2022	Jul. 14, 2022
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Adjustment to interest rate (as a percent)		1.12%
5th issue
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total settlement amount	R$ 1,039,012
Principal	1,000,000
Interest	R$ 39,012
Non-convertible debentures, of the unsecured type
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Number of debentures issued			3,500,000
Nominal unit value			R$ 1,000
Total nominal value or nominal amount			R$ 3,500,000
1st series
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total nominal value or nominal amount		R$ 1,500,000
2nd series
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total nominal value or nominal amount		R$ 2,000,000
Adjustment to interest rate (as a percent)		1.35%